Taxes	12 Months Ended
Dec. 31, 2024
Tax
Taxes

Note 10. Taxes

Skr mn	2024	2023	2022
Income tax
Adjustment previous year	—	—	0
Current tax	-436	-323	-304
Deferred tax	-2	-1	-1
Total income tax	-438	-324	-305

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Deferred tax	-12	-13	25
Tax on items not to be reclassified to profit or loss
Current tax	-66	5	-20
Deferred tax	2	1	-10
Income tax related to other comprehensive income	-76	-7	-5

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	20.6
Profit before taxes	2,121	1,568	1,471
National tax based on profit before taxes	-437	-323	-303
Tax effects of:
Non-taxable income	0	0	0
Non-deductible expenses	-1	-1	-2
Other	—	—	—
Total tax	-438	-324	-305
Effective tax expense (percent)	20.7	20.7	20.7

Deferred taxes

Skr mn	2024	2023
Deferred tax assets concerning:
Temporary differences, related to pensions	0	0
Temporary differences, related to cash flow hedges	1	12
Temporary differences, related to lease liabilities	20	26
Offset deferred tax liability temporary differences related to right-of-use assets	-20	-25
Total deferred tax assets	1	13

No deductible loss to carry forward existed as of December 31, 2024, or December 31, 2023.

Change in deferred taxes

Skr mn	2024	2023
Opening balance	13	25
Change through profit or loss	-2	-1
Change in other comprehensive income	-10	-13
Closing balance	1	13